RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

28.    RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth major related parties of the Group and their relationships with the Group:

Entity of individual name	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families

(a)    Cash and cash equivalent

	As of December 31,
	2018	2019
	(HK$ in thousands)
Cash and cash equivalent	260	240

The balance represents the cash deposited by the Group in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)    Short-term borrowings and interest expenses

	As of December 31,
	2018	2019
	(HK$ in thousands)

Short-term borrowings	—	—

	Year ended December 31,
	2017	2018	2019
	(HK$ in thousands)

Interest expenses	3,457	17,129	—

(c)    Amounts Due to Related Parties

	As of December 31,
	2018	2019
	(HK$ in thousands)
Payable in relation to cloud equipment and services from Tencent Group	8,409	33,153
SMS channel services from Tencent Group	182	475
	8,591	33,628

(d)    Transactions with Related Parties

	Year ended December 31,
	2017	2018	2019
	(HK$ in thousands)

Equipment purchased	—	—	40,218
Cloud service fee	7,636	14,081	16,729
SMS channel service fee	1,148	1,834	1,523
Advertising expenses	—	112	682
ESOP management service income	—	202	550
	8,784	16,229	59,702

The Group utilizes the cloud services and equipment provided by Tencent Group to process large amount of complicated data in-house, which reduces the risks involved in data storage and transmission. SMS channel services is provided by Tencent Group, including verification code, notification and marketing message services for the Group to reach its end users. Tencent Group provides advertising services to the Group via Tencent Group’s social media. The Group also earns revenue from Tencent Group by providing ESOP management service.

(e)   Traded related transactions with Related Parties

Included in payables to clients in the consolidated balance sheets as of December 31, 2018 and 2019, were payables of HK$308,073 thousand and HK$19,553 thousand, respectively. Revenue earned by providing brokerage services and margin loans to directors and officers and their spouses amounts to HK$3,040 thousand, HK$6,797 thousand and HK$2,211 thousand for the years ended December 31, 2017, 2018 and 2019, respectively.